Consolidated Statements of Comprehensive Income (Parenthetical) - CNY (¥)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Statement [Abstract]
Net of increase in loss recoverable	¥ 100,304,255